UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund:  BlackRock Municipal 2030 Target Term Trust (BTT) (Formerly BlackRock Municipal Target Term Trust)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2030 Target Term Trust (Formerly BlackRock Municipal Target Term Trust), 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.25%, 1/01/19	$1,000	$1,006,000
5.25%, 1/01/20	1,000	1,006,000
5.50%, 1/01/21	1,200	1,207,200
5.50%, 1/01/22	1,105	1,111,630
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM) (a):
0.00%, 10/01/31	7,375	3,531,740
0.00%, 10/01/32	6,295	2,798,442
0.00%, 10/01/33	1,275	529,750

		11,190,762
Alaska — 1.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 1/01/21	9,595	10,964,782
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	5,895	5,928,012

		16,892,794
Arizona — 1.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 2/01/34	6,340	6,987,821
Series B, 5.00%, 2/01/33	1,810	2,030,965
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	640	722,919
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	660	698,953
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	1,039,180
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (b)	750	864,390

Municipal Bonds	Par (000)	Value
Arizona (continued)
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	$6,000	$6,562,380

		18,906,608
California — 11.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30 (a)	10,530	6,077,600
Antelope Valley-East Kern Water Agency, Refunding RB:
5.00%, 6/01/30	575	712,655
5.00%, 6/01/31	750	926,820
5.00%, 6/01/32	700	861,497
5.00%, 6/01/33	1,055	1,294,158
California HFA, RB, S/F Housing, Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	10,017,100
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/27	750	812,018
Biola University, 5.00%, 10/01/29	660	764,834
Biola University, 5.00%, 10/01/30	500	577,050
Biola University, 4.00%, 10/01/33	2,500	2,629,475
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 8/15/30	1,000	1,149,810
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (b)	13,845	15,468,465
California State Public Works Board, RB, Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	6,205,171
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/32	11,000	13,685,540
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,775,130

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, Eskaton Properties, Inc., 5.25%, 11/15/34	$2,500	$2,750,800
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,138,620
5.00%, 8/01/29	1,300	1,470,261
5.00%, 8/01/33	1,335	1,493,064
El Camino Community College District, GO, CAB, Election of 2002, Series C (a):
0.00%, 8/01/30	9,090	5,882,866
0.00%, 8/01/31	12,465	7,702,996
0.00%, 8/01/32	17,435	10,406,428
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 0.89%, 5/01/17 (c)	8,590	8,586,908
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT:
4.50%, 1/01/27	5,000	5,567,600
5.00%, 1/01/32	4,110	4,603,940
Los Angeles Unified School District, GO, Election of 2008, Series A:
4.00%, 7/01/33	3,000	3,343,290
4.00%, 7/01/34	4,000	4,437,040
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,300,025
Oakland Unified School District/Alameda County, GO, Series A:
5.00%, 8/01/30	1,000	1,197,930
5.00%, 8/01/32	1,100	1,306,921
5.00%, 8/01/33	1,000	1,180,920
Poway Unified School District, GO, Election of 2008, Series A (a):
0.00%, 8/01/27	10,000	7,297,200
0.00%, 8/01/30	10,000	6,471,800
0.00%, 8/01/32	12,500	7,389,625
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	10,361,600

Municipal Bonds	Par (000)	Value
California (continued)
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	$10,660	$11,796,676
4.00%, 8/01/32	12,010	13,223,370
4.00%, 8/01/33	5,665	6,217,621
San Diego Community College District, GO, CAB, Election of 2006, 0.00%, 8/01/30 (a)	5,000	2,834,950
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Community Redevelopment Agency Projects, Series A:
5.00%, 10/01/30	1,000	1,224,920
5.00%, 10/01/31	1,815	2,214,227
5.00%, 10/01/32	1,355	1,649,211
5.00%, 10/01/33	3,000	3,634,500

		201,642,632
Colorado — 5.2%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	806,848
5.50%, 12/01/29	750	884,940
5.38%, 12/01/33	1,500	1,741,800
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (b)	1,000	1,027,980
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project, 5.00%, 8/15/30	1,000	1,146,450
Colorado Health Facilities Authority, Refunding RB, Series A:
Covenant Retirement Communities, 4.50%, 12/01/33	4,595	4,770,575
Covenant Retirement Communities, 5.00%, 12/01/33	3,000	3,309,060
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/29	3,455	3,918,696
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/30	3,140	3,553,507
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/31	2,250	2,546,302

2	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A (continued):
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/32	$1,500	$1,685,010
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	525,830
Dawson Ridge Metropolitan District No. 1, GO, Refunding, Series A, 0.00%, 10/01/22 (a)(d)	27,540	24,904,422
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/26	1,000	1,212,270
5.00%, 12/01/27	1,500	1,797,180
5.00%, 12/01/28	1,500	1,782,975
5.00%, 12/01/30	1,350	1,584,671
5.00%, 12/01/31	1,500	1,755,165
5.00%, 12/01/33	1,000	1,159,240
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds (b):
4.10%, 12/01/24	5,080	5,221,681
4.20%, 12/01/25	5,280	5,442,307
4.50%, 12/01/30	4,305	4,461,271
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	13,879,378
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	539,800

		89,657,358
Connecticut — 0.9%
Connecticut HFA, Refunding RB, M/F Housing, Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	12,068,801
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 8/01/31	3,000	3,654,930

		15,723,731
District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/33	1,700	1,990,938

Municipal Bonds	Par (000)	Value
Florida — 13.3%
City of North Miami Beach Florida, Refunding RB:
4.00%, 8/01/27	$3,325	$3,643,369
5.00%, 8/01/29	3,650	4,266,594
5.00%, 8/01/30	4,020	4,693,310
5.00%, 8/01/31	4,235	4,935,088
5.00%, 8/01/32	4,445	5,162,867
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	7,022,861
H. Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	10,638,400
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,644,250
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/33	3,760	4,318,097
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 4/01/30	600	683,544
5.00%, 4/01/33	740	832,863
County of Broward Florida School District, COP, Refunding, Series A:
5.00%, 7/01/31	1,680	2,029,944
5.00%, 7/01/32	3,000	3,607,110
County of Indian River Florida School Board, COP, Refunding, Series A:
5.00%, 7/01/26	3,500	4,397,925
5.00%, 7/01/27	7,895	9,802,274
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	5,385,870
County of Miami-Dade Florida, Refunding RB, Sub-Series B, 5.00%, 10/01/32	5,000	5,870,100
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	3,147,904
4.00%, 4/01/32	1,000	1,070,470
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/33	5,000	5,923,750

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida School Board, COP, Refunding:
Series A, 5.00%, 5/01/32	$10,000	$11,569,600
Series A, 5.00%, 5/01/32	9,000	10,665,630
Series D, 5.00%, 2/01/29	14,550	17,453,307
County of Miami-Dade Industrial Development Authority, RB, Series A, 5.00%, 6/01/30	2,385	2,632,062
County of Orange Florida School Board, COP, Refunding, Series C, 5.00%, 8/01/33	17,500	21,031,850
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a):
0.00%, 6/01/29	2,295	1,703,257
0.00%, 6/01/30	2,000	1,445,140
0.00%, 6/01/31	1,295	909,194
0.00%, 6/01/32	2,495	1,699,694
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,268,400
Florida Higher Educational Facilities Financial Authority, Refunding RB, Nova Southeastern University Project (e):
5.00%, 4/01/25	725	894,295
5.00%, 4/01/26	1,500	1,863,435
5.00%, 4/01/27	2,000	2,459,180
5.00%, 4/01/29	1,350	1,633,459
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,153,480
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,181,026
4.50%, 11/01/31	3,200	3,507,520
4.50%, 11/01/32	2,300	2,511,048
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center:
5.00%, 11/15/26	250	297,393
5.00%, 11/15/27	375	443,438
5.00%, 11/15/28	500	585,610
5.00%, 11/15/30	1,000	1,161,190
Miami Beach Redevelopment Agency, Refunding, Tax Allocation Bonds, Tax Increment Revenue:
5.00%, 2/01/28	1,000	1,201,360

Municipal Bonds	Par (000)	Value
Florida (continued)
Miami Beach Redevelopment Agency, Refunding, Tax Allocation Bonds, Tax Increment Revenue (continued):
5.00%, 2/01/29	$1,650	$1,970,760
5.00%, 2/01/30	3,305	3,927,464
5.00%, 2/01/33	4,770	5,609,472
(AGM), 5.00%, 2/01/31	3,500	4,151,245
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,610,731
Village Community Development District No. 5, Refunding, Special Assessment Bonds:
Phase I, 3.50%, 5/01/28	2,040	2,065,459
Phase I, 3.50%, 5/01/28	3,860	3,903,116
Phase II, 4.00%, 5/01/33	1,190	1,218,500
Phase II, 4.00%, 5/01/34	2,465	2,516,371
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,120	6,254,456
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	2,700	2,981,961
5.00%, 5/01/32	5,685	6,335,364

		230,892,057
Idaho — 0.6%
Idaho Housing & Finance Association, RB, Series A, 4.00%, 7/15/30	10,000	10,788,700
Illinois — 16.0%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	5,000	5,698,950
Chicago O’Hare International Airport, Refunding RB:
5.00%, 1/01/33	6,940	8,219,597
5.00%, 1/01/34	7,850	9,270,615
City of Chicago Illinois, GO, Series A:
CAB (NPFGC), 0.00%, 1/01/27 (a)	5,000	2,960,950
Project, 5.00%, 1/01/33	10,000	9,691,400
City of Chicago Illinois, GO, Refunding, 5.25%, 1/01/30	6,000	5,970,600
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,569,739

4	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien (continued):
4.00%, 1/01/32	$10,790	$10,964,906
4.00%, 1/01/33	11,220	11,367,431
4.00%, 1/01/35	9,135	9,217,763
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	5,326,050
4.00%, 1/01/29	28,425	29,625,103
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 1/01/30	730	810,862
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,785,370
4.00%, 12/01/31	1,715	1,884,579
4.00%, 12/01/32	1,800	1,969,920
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,224,198
County of Will Illinois Community High School District No. 210 Lincoln-Way, GO, Refunding:
CAB, Series B, 0.00%, 1/01/29 (a)	6,920	4,262,789
CAB, Series B, 0.00%, 1/01/30 (a)	5,680	3,349,666
CAB, Series B, 0.00%, 1/01/31 (a)	13,330	7,552,378
CAB, Series B, 0.00%, 1/01/32 (a)	16,500	8,993,325
Series A, Charter School Project-Noble Network, 5.00%, 1/01/31	16,300	18,446,873
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,560	4,863,103
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,711,746
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,258,435
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,996,010

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Rush University Medical Center, Series A, 5.00%, 11/15/32	$2,075	$2,446,570
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,483,275
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,626,340
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A:
4.00%, 12/01/31	20,000	22,056,400
5.00%, 12/01/32	4,550	5,495,718
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	10,009,389
4.00%, 2/01/30	9,835	10,537,219

		277,647,269
Indiana — 3.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	2,250	2,618,212
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	24,188,059
Earlham College Project, 5.00%, 10/01/32	11,255	12,639,027
Indiana Health Facility Financing Authority, RB, Ascension Health Credit Group, 5.00%, 11/15/34	10,000	12,007,500
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/31	8,000	9,557,280
Northern Indiana Commuter Transportation District, RB:
5.00%, 7/01/32	1,000	1,202,370
5.00%, 7/01/33	1,400	1,677,802

		63,890,250
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	19,253,875

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project (continued):
5.25%, 12/01/25	$14,345	$15,440,097

		34,693,972
Kansas — 0.2%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A:
5.00%, 9/01/30	1,175	1,414,289
5.00%, 9/01/31	1,000	1,196,910
5.00%, 9/01/33	1,370	1,627,272

		4,238,471
Kentucky — 0.1%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Convertible Series C, 0.00%, 7/01/33 (f)	1,500	1,251,195
Series B, 0.00%, 7/01/30 (a)	1,230	667,915

		1,919,110
Louisiana — 2.8%
City of New Orleans Louisiana, Refunding RB:
5.00%, 12/01/27	1,500	1,792,890
5.00%, 12/01/29	1,000	1,178,870
Louisiana Public Facilities Authority, Refunding RB, Entergy Louisiana, Series B, 3.50%, 6/01/30	6,190	6,311,386
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/28	4,420	5,163,444
5.00%, 7/01/29	3,000	3,489,570
5.00%, 7/01/30	5,000	5,791,050
5.00%, 7/01/32	3,000	3,451,290
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	335,853
5.00%, 4/01/32	1,000	1,115,550
5.00%, 4/01/33	1,575	1,752,849
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/29	1,925	2,210,227

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	$3,425	$3,848,878
5.25%, 5/15/32	4,375	4,980,719
5.25%, 5/15/33	4,750	5,324,180
5.25%, 5/15/35	1,500	1,689,720

		48,436,476
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation, 5.00%, 7/01/33	5,000	5,548,800
Maryland — 1.9%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	725,459
4.90%, 7/01/30	1,315	1,361,472
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	3,225	3,109,255
Salisbury University Project, 5.00%, 6/01/34	500	539,865
University of Maryland, College Park Projects (AGM), 5.00%, 6/01/29	900	1,106,136
University of Maryland, College Park Projects (AGM), 5.00%, 6/01/30	875	1,069,127
University of Maryland, College Park Projects (AGM), 5.00%, 6/01/31	1,000	1,216,710
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Meritus Medical Center, 5.00%, 7/01/29	2,200	2,548,524
Meritus Medical Center, 5.00%, 7/01/31	1,400	1,609,678
Meritus Medical Center, 5.00%, 7/01/33	1,200	1,377,660
Peninsula Regional Medical Center, 5.00%, 7/01/30	1,185	1,392,174
Peninsula Regional Medical Center, 5.00%, 7/01/31	2,200	2,570,524
Peninsula Regional Medical Center, 5.00%, 7/01/32	1,635	1,905,151

6	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Maryland (continued)
State of Maryland, GO, Second Series B, 5.00%, 8/01/23	$9,985	$12,232,324

		32,764,059
Massachusetts — 0.9%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	8,435	9,295,286
Massachusetts Water Resources Authority, Refunding RB, General, Green Bonds, Series C (e):
5.00%, 8/01/23	2,000	2,496,760
5.00%, 8/01/24	3,000	3,805,710

		15,597,756
Michigan — 3.9%
Marquette Board of Light & Power, Refunding RB, Series A (e):
5.00%, 7/01/25	2,590	3,224,835
5.00%, 7/01/26	1,000	1,255,220
5.00%, 7/01/28	1,650	2,023,923
5.00%, 7/01/29	1,000	1,220,600
5.00%, 7/01/30	1,000	1,213,610
5.00%, 7/01/31	1,000	1,209,640
5.00%, 7/01/32	1,150	1,385,405
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 6/01/33	2,750	3,129,637
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,764,509
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,798,890
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 7/01/30	1,750	2,105,005
5.00%, 7/01/31	2,070	2,480,750
5.00%, 7/01/32	1,430	1,706,748
State of Michigan, GO, Environmental Program, Series A, 5.00%, 12/01/22	27,460	33,850,491

		68,369,263
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 3/01/30	2,280	2,701,869

Municipal Bonds	Par (000)	Value
Mississippi (continued)
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM) (continued):
5.00%, 3/01/31	$1,595	$1,884,365
5.00%, 3/01/32	2,000	2,351,580
5.00%, 3/01/33	1,275	1,491,992
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	14,413,275

		22,843,081
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,130,841
St. Louis College of Pharmacy, 5.00%, 5/01/30	3,000	3,347,130

		5,477,971
Nebraska — 2.7%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	8,000,793
Gas Project No. 3, 5.00%, 9/01/32	4,500	5,037,885
Nebraska Public Power District, Refunding RB, General:
Series A, 5.00%, 1/01/29	1,660	2,053,138
Series A, 5.00%, 1/01/31	1,120	1,367,822
Series A, 5.00%, 1/01/32	1,000	1,216,460
Series A, 5.00%, 1/01/33	1,620	1,958,256
Series B, 5.00%, 1/01/29	3,250	4,019,698
Series B, 5.00%, 1/01/30	3,000	3,681,240
Series B, 5.00%, 1/01/31	4,660	5,691,118
Series B, 5.00%, 1/01/32	3,500	4,257,610
Public Power Generation Agency, Refunding RB, 5.00%, 1/01/32 (e)	7,630	9,149,667

		46,433,687
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,248,741
5.00%, 10/01/27	1,180	1,364,045
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	4,350	4,707,222

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
New Hampshire (continued)
New Hampshire State Turnpike System, RB, Series C (continued):
4.00%, 8/01/35	$4,745	$5,100,543

		12,420,551
New Jersey — 12.1%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,652,069
5.00%, 11/01/22	1,890	2,047,191
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,708,200
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	12,230	13,537,020
Continental Airlines, Inc. Project, Series A, 5.63%, 11/15/30	1,740	1,993,431
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,315	1,506,530
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 1/01/28	4,705	5,300,794
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/23	13,000	14,471,730
Cigarette Tax, 5.00%, 6/15/26	10,610	11,516,518
Cigarette Tax, 4.25%, 6/15/27	16,500	17,014,635
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	7,043,634
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	5,858,150
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/28	2,000	2,457,680
Princeton HealthCare System, 5.00%, 7/01/29	2,900	3,521,383
Princeton HealthCare System, 5.00%, 7/01/30	2,400	2,899,920

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Barnabas Health, Series A, 4.00%, 7/01/26	$3,000	$3,248,700
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	6,405	6,768,932
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/27	4,225	4,787,052
Transportation Program, Series AA, 5.25%, 6/15/28	4,500	5,064,615
Transportation System, CAB, Series A, 0.00%, 12/15/28 (a)	66,000	38,723,520
Transportation System, CAB, Series A, 0.00%, 12/15/29 (a)	18,000	9,895,680
Transportation System, Series AA, 4.00%, 6/15/30	13,315	13,455,606
Transportation System, Series C, 5.25%, 6/15/32	10,000	11,042,200
Transportation System, Series D, 5.00%, 6/15/32	5,000	5,426,150
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	6,138,700
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	564,965
5.00%, 11/01/34	500	563,775
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,210	3,264,923
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/29	1,750	2,071,248
5.00%, 7/15/30	2,000	2,355,900
5.00%, 7/15/31	1,450	1,702,242
5.00%, 7/15/32	835	976,224

		209,579,317
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, AMT:
Education Loan Series A-1, 3.75%, 9/01/31	6,250	6,618,188

8	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
New Mexico (continued)
New Mexico Educational Assistance Foundation, RB, AMT (continued):
Education Loan Series A-2, 3.80%, 11/01/32	$5,850	$6,203,340
Education Loan Series A-2, 3.80%, 9/01/33	5,000	5,305,250

		18,126,778
New York — 2.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (b)	900	984,600
New York State Dormitory Authority, Refunding RB (e):
Seies A, 4.00%, 7/01/19	750	822,907
Seies A, 4.00%, 7/01/20	1,075	1,203,602
Seies A, 4.00%, 7/01/21	1,000	1,138,760
Seies A, 4.00%, 7/01/22	515	595,026
Seies A, 5.00%, 7/01/24	1,715	2,154,675
Seies A, 5.00%, 7/01/25	640	813,088
Seies A, 5.00%, 7/01/26	550	704,171
Seies A, 5.00%, 7/01/27	1,000	1,263,970
Seies A, 5.00%, 7/01/28	515	646,119
Series A, 5.00%, 7/01/30	1,300	1,611,584
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/22 (g)	9,115	10,875,471
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (a):
0.00%, 11/15/29	17,810	12,295,846
0.00%, 11/15/31	5,000	3,227,250
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/26	4,000	4,009,000

		42,346,069
North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,910,654
Ohio — 0.6%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	523,735
5.63%, 7/01/32	1,000	1,050,940

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	$4,220	$4,660,568
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,913,730
5.00%, 12/31/30	2,400	2,801,040

		10,950,013
Oklahoma — 0.2%
County of Cleveland Educational Facilities Authority, LRB, Moore Public Schools Project, 5.00%, 6/01/18	200	216,308
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	935	946,145
5.00%, 4/01/29	1,500	1,482,375
5.00%, 4/01/33	1,050	1,024,086

		3,668,914
Pennsylvania — 10.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,552,507
5.00%, 5/01/28	5,000	5,561,350
5.00%, 5/01/29	3,745	4,146,614
5.00%, 5/01/30	5,300	5,846,907
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A, 5.00%, 12/01/30	2,180	2,290,046
County of Allegheny Higher Education Building Authority, Refunding RB, Duquense University (e):
4.00%, 3/01/21	350	393,103
5.00%, 3/01/25	1,200	1,491,492
5.00%, 3/01/27	1,250	1,551,013
5.00%, 3/01/28	1,500	1,846,575
5.00%, 3/01/29	1,250	1,528,375
4.00%, 3/01/30	1,700	1,876,647
4.00%, 3/01/31	1,225	1,346,018
4.00%, 3/01/32	1,150	1,257,410
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (c)	6,790	7,041,502

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Chester Pennsylvania, GO:
5.00%, 7/15/30	$1,500	$1,907,355
5.00%, 7/15/31	700	884,940
5.00%, 7/15/33	1,000	1,252,710
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 1/01/22	750	815,835
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/27	1,275	1,365,104
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/32	3,350	3,540,414
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/29	1,300	1,469,624
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/30	2,675	3,017,561
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	28,774,626
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,787,675
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/29	3,250	3,678,902
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/30	6,185	6,981,442
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 1/01/30	2,000	2,056,560
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	14,726,315
Pennsylvania Economic Development Financing Authority, RB, The Pennsylvania Rapid Bridge Replacement Project, AMT:
5.00%, 12/31/25	1,620	1,942,801
5.00%, 12/31/29	5,000	5,832,500
5.00%, 12/31/30	13,100	15,243,815
5.00%, 12/31/34	5,000	5,729,050

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania HFA, RB, S/F Housing, Series 114C, 3.30%, 10/01/32	$7,000	$7,185,500
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,667,952
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	3,000	3,111,360
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,493,233
5.00%, 4/01/28	8,000	8,652,160
5.00%, 4/01/29	6,000	6,443,460
5.00%, 4/01/30	5,500	5,885,275
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 7/01/30	1,280	1,408,461
5.00%, 7/01/30	825	920,651

		189,504,840
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,188,598
5.00%, 6/01/29	4,500	5,177,745
5.00%, 6/01/30	4,215	4,816,902

		13,183,245
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 5/01/28	2,000	2,127,420
South Dakota — 0.0%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	747,253
Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33	1,500	1,685,910
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	7,058,845

10	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Tennessee (continued)
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/31	$1,300	$1,559,233

		10,303,988
Texas — 24.8%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/30	1,600	1,877,280
5.00%, 1/01/31	1,175	1,370,367
5.00%, 1/01/33	1,500	1,746,780
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	12,500	14,462,250
5.00%, 8/15/33	14,000	16,141,860
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A, 4.00%, 9/01/30	11,170	12,195,406
City of Houston Texas, GO, Refunding, Series A, 5.00%, 3/01/24	14,000	17,232,880
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,966,891
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B, 5.00%, 11/15/34	15,000	18,410,100
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,979,224
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	1,041,327
3.95%, 12/01/32	1,800	1,767,690
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 8/15/33	12,325	13,432,771
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	567,035
6.38%, 1/01/33	460	535,679

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	$1,090	$1,148,653
Memorial Hermann Health System, 4.00%, 12/01/31	18,000	19,079,640
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,689,915
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,307,980
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	35,283,856
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	11,139,900
Series B-2, 4.00%, 6/01/30	12,895	13,851,164
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/31	6,235	3,714,314
0.00%, 9/15/32	15,135	8,528,875
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,879,280
4.00%, 11/15/32	15,420	16,432,786
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB:
Baylor Scott & White Health Project, 5.00%, 11/15/19	750	855,833
Baylor Scott & White Health Project, 5.00%, 11/15/20	750	880,770
Baylor Scott & White Health Project, 5.00%, 11/15/27	500	627,540
Baylor Scott & White Health Project, 5.00%, 11/15/28	3,000	3,731,130
Baylor Scott & White Health Project, 5.00%, 11/15/29	5,000	6,202,050
Baylor Scott & White Health Project, 5.00%, 11/15/30	2,665	3,293,887
Baylor Scott & White Health Project, 5.00%, 11/15/31	1,500	1,844,730
Baylor Scott & White Health Project, 5.00%, 11/15/32	2,500	3,062,050
Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,122,530

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Texas (continued)
Eagle Mountain & Saginaw Independent School District, GO, Refunding, (PSF-GTD) (e):
5.00%, 8/15/20	$1,685	$1,956,824
5.00%, 8/15/21	2,680	3,193,327
5.00%, 8/15/26	2,115	2,702,970
5.00%, 8/15/27	4,460	5,642,569
5.00%, 8/15/28	3,980	4,998,681
5.00%, 8/15/29	3,960	4,949,802
Grapevine-Colleyville Independent School District, GO, Refunding, (PSF-GTD), 5.00%, 8/15/26 (e)	10,975	13,903,788
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD) (a):
0.00%, 8/15/31	1,200	726,672
0.00%, 8/15/32	2,000	1,153,360
0.00%, 8/15/33	4,485	2,459,978
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	10,722,835
4.00%, 5/15/32	5,635	6,034,465
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 4/01/29	2,290	2,594,707
Stephenville LLC Tarleton State University Project, 5.38%, 4/01/28	1,150	1,285,252
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/24	420	487,498
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/25	240	279,571
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/29	725	812,972
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,861,776
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	745	790,758
5.50%, 1/01/32	1,000	1,067,030
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/23	3,100	3,883,494

Municipal Bonds	Par (000)	Value
Texas (continued)
State of Texas, GO, Transportation Commission, Highway Improvement, General, 5.00%, 4/01/23 (e)	$15,000	$18,602,700
Texas A&M University, Refunding RB, Financing System:
Series A, 5.00%, 5/15/22	5,795	7,070,248
Series B, 5.00%, 5/15/22	5,000	6,100,300
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	20,368,080
5.00%, 12/15/31	25,000	28,128,000
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier:
5.00%, 10/01/22	5,000	6,154,450
Series A, 5.00%, 4/01/22	5,000	6,082,250
University of Texas System, Refunding RB, Financing System, Series C (e):
5.00%, 8/15/19	10,000	11,340,900
5.00%, 8/15/20	7,410	8,653,472

		431,413,152
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,532,456
Virginia — 1.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,109,640
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,084,480
4.50%, 7/01/32	1,100	1,124,926
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/33	5,445	5,764,621
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	516,160
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 7/01/30 (b)	2,000	2,183,840

12	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia HDA, RB, Remarketing, M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	$12,175	$12,302,716
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,307,169

		31,393,552
Washington — 4.4%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,049,180
5.00%, 9/01/27	1,000	1,073,690
5.25%, 9/01/32	1,850	1,958,595
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 4/01/30	5,000	5,355,750
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,884,983
5.00%, 12/01/32	5,895	6,666,832
5.00%, 9/01/33	4,665	5,259,881
State of Washington, COP, State & Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	3,605	3,986,301
4.00%, 7/01/30	4,290	4,722,861
4.00%, 7/01/31	4,470	4,904,797
4.00%, 7/01/32	4,590	5,011,637
State of Washington, GO, Series B, 5.00%, 2/01/25	5,825	7,401,420
State of Washington, RB, SR 520 Corridor Program, Series F, 5.00%, 9/01/21	10,100	12,000,012
Washington State Housing Finance Commission, RB, Herons Key Senior Living, Series B-2, 4.88%, 1/01/22 (b)	600	603,696
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 7/01/28	1,000	1,121,650
5.00%, 7/01/33	1,100	1,222,221
WBRP 3.2, RB, Series A:
5.00%, 1/01/30	1,000	1,219,320
5.00%, 1/01/31	1,000	1,213,800
5.00%, 1/01/32	1,140	1,376,424

Municipal Bonds	Par (000)	Value
Washington (continued)
WBRP 3.2, RB, Series A (continued):
5.00%, 1/01/33	$3,345	$4,020,456

		76,053,506
Wisconsin — 1.7%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	7,133,815
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,483,842
State of Wisconsin, GO, Refunding, Series 2, 5.00%, 11/01/21	5,500	6,633,000
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	4,072,337
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	4,242,614
Marquette University, 4.00%, 10/01/32	4,520	4,869,803

		29,435,411
Total Municipal Bonds — 132.9%		2,311,242,864

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 4.9%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (i):
4.25%, 11/15/29	33,820	36,592,908
4.25%, 11/15/30	35,210	38,096,874
4.25%, 11/15/31	8,085	8,747,890
4.25%, 11/15/32	2,230	2,412,838

		85,850,510
Florida — 5.8%
County of Broward Florida, ARB, Series Q- 1 (i):
4.00%, 10/01/29	17,200	18,534,474
4.00%, 10/01/30	18,095	19,498,914
4.00%, 10/01/31	18,820	20,280,163
4.00%, 10/01/32	19,575	21,093,740

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Florida (continued)
County of Broward Florida, ARB, Series Q-1 (continued):
4.00%, 10/01/33	$20,355	$21,934,257

		101,341,548
Iowa — 2.7%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,686,193
4.00%, 9/01/29	6,524	7,126,641
4.00%, 9/01/30	6,324	6,908,200
4.00%, 9/01/31	8,649	9,447,578
4.00%, 9/01/32	7,749	8,464,593
4.00%, 9/01/33	9,374	10,239,426

		45,872,631
Texas — 9.7%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	16,257,521
4.00%, 9/15/31	19,475	21,107,681
4.00%, 9/15/32	18,075	19,590,312
4.00%, 9/15/33	11,000	11,922,182
4.00%, 9/15/34	11,885	12,881,375
4.00%, 9/15/35	4,500	4,877,256
Dallas/Fort Worth International Airport, Refunding RB, AMT (i):
Series E, 4.00%, 11/01/32	6,915	7,686,903
Series E, 4.13%, 11/01/35	10,435	11,599,830
Series F, 5.00%, 11/01/29	12,820	14,251,061

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
Dallas/Fort Worth International Airport, Refunding RB, AMT (continued):
Series F, 5.00%, 11/01/30	$15,565	$17,302,478
Series F, 5.00%, 11/01/31	10,000	11,116,273
Series F, 5.00%, 11/01/32	17,170	19,086,640

		167,679,512
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.1%		400,744,201
Total Long-Term Investments (Cost — $2,592,800,359) — 156.0%		2,711,987,065

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (j)(k)	62,831,837	62,831,837
Total Short-Term Securities (Cost — $62,831,837) — 3.6%		62,831,837
Total Investments (Cost — $2,655,632,196*) — 159.6%		2,774,818,902
Liabilities in Excess of Other Assets — (5.9)%		(101,796,811)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(184,252,048)
RVMTP Shares at Liquidation Value — (43.1)%		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,738,770,043

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,481,303,610

Gross unrealized appreciation	$124,078,013
Gross unrealized depreciation	(14,677,676)

Net unrealized appreciation	$109,400,337

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	When-issued security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

14	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2018 to November 15, 2020, is $128,606,860.

(j)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	62,831,837	62,831,837	$10,943
FFI Institutional Tax-Exempt Fund	79,878,725	(79,878,725)	—	11,622
Total			62,831,837	$22,565

(k)	Current yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016	15

Schedule of Investments (concluded)	BlackRock Municipal 2030 Target Term Trust (fka BlackRock Municipal Target Term Trust) (BTT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments . These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,711,987,065	—	$2,711,987,065
Short-Term Securities	$62,831,837	—	—	62,831,837

Total	$62,831,837	$2,711,987,065	—	$2,774,818,902

[1] See above Schedule of Investments for values in each state and political division.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(648,945)	—	$(648,945)
RVMTP Shares	—	(750,000,000)	—	(750,000,000)
TOB Trust Certificates	—	(184,114,955)	—	(184,114,955)

Total	—	$(934,763,900)	—	$(934,763,900)

During the period ended April 30, 2016, there were no transfers between levels.

16	BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST (FKA BLACKROCK MUNICIPAL TARGET TERM TRUST)	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust (Formerly BlackRock Municipal Target Term Trust)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target
Term Trust (Formerly BlackRock Municipal Target Term Trust)

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target
Term Trust (Formerly BlackRock Municipal Target Term Trust)

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2030 Target
Term Trust (Formerly BlackRock Municipal Target Term Trust)

Date:	June 22, 2016